JPMorgan Mid Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Aerospace & Defense — 3.6%
Axon Enterprise, Inc. *	200	105,256
HEICO Corp., Class A	905	190,912
Howmet Aerospace, Inc.	683	88,649
		384,817
Automobiles — 0.5%
Thor Industries, Inc.	645	48,863
Banks — 0.8%
NU Holdings Ltd., Class A (Brazil) *	8,180	83,764
Biotechnology — 6.2%
Alkermes plc *	1,385	45,735
Alnylam Pharmaceuticals, Inc. *	703	189,850
Blueprint Medicines Corp. *	446	39,440
Insmed, Inc. *	1,197	91,311
Natera, Inc. *	1,153	163,025
Neurocrine Biosciences, Inc. *	573	63,314
Revolution Medicines, Inc. *	769	27,185
Vaxcyte, Inc. *	375	14,175
Viking Therapeutics, Inc. * (a)	1,147	27,709
		661,744
Building Products — 1.7%
AAON, Inc.	837	65,408
Simpson Manufacturing Co., Inc.	406	63,765
Trane Technologies plc	154	51,823
		180,996
Capital Markets — 11.2%
Ares Management Corp.	1,103	161,720
Coinbase Global, Inc., Class A *	272	46,904
FactSet Research Systems, Inc.	244	111,089
Interactive Brokers Group, Inc., Class A	517	85,632
Jefferies Financial Group, Inc.	1,326	71,052
LPL Financial Holdings, Inc.	515	168,332
Moody's Corp.	108	50,009
MSCI, Inc.	214	121,020
Raymond James Financial, Inc.	498	69,199
Robinhood Markets, Inc., Class A *	2,038	84,811
TPG, Inc.	920	43,652
Tradeweb Markets, Inc., Class A	1,165	172,952
		1,186,372
Commercial Services & Supplies — 1.6%
Copart, Inc. *	1,878	106,279
MSA Safety, Inc.	415	60,854
		167,133
Communications Equipment — 0.4%
Ciena Corp. *	741	44,767

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — 2.1%
Comfort Systems USA, Inc.	241	77,501
Quanta Services, Inc.	558	141,915
		219,416
Construction Materials — 0.8%
Eagle Materials, Inc.	406	90,198
Consumer Staples Distribution & Retail — 2.0%
Casey's General Stores, Inc.	319	138,477
Performance Food Group Co. *	878	69,057
		207,534
Distributors — 1.0%
Pool Corp.	319	101,657
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. *	1,010	128,257
Electrical Equipment — 2.1%
AMETEK, Inc.	525	90,342
Hubbell, Inc.	145	47,940
Vertiv Holdings Co., Class A	1,211	87,435
		225,717
Electronic Equipment, Instruments & Components — 0.9%
Teledyne Technologies, Inc. *	187	93,017
Energy Equipment & Services — 0.9%
TechnipFMC plc (United Kingdom)	3,133	99,277
Entertainment — 1.8%
ROBLOX Corp., Class A *	1,387	80,855
Take-Two Interactive Software, Inc. *	542	112,319
		193,174
Financial Services — 0.7%
Rocket Cos., Inc., Class A (a)	6,307	76,122
Ground Transportation — 1.6%
JB Hunt Transport Services, Inc.	415	61,388
Saia, Inc. *	305	106,578
		167,966
Health Care Equipment & Supplies — 2.5%
Cooper Cos., Inc. (The) *	999	84,293
Dexcom, Inc. *	1,033	70,534
Inspire Medical Systems, Inc. *	221	35,129
Penumbra, Inc. *	279	74,633
		264,589
Health Care Providers & Services — 1.3%
McKesson Corp.	209	140,603
Health Care Technology — 1.4%
Veeva Systems, Inc., Class A *	620	143,575

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 6.0%
Chipotle Mexican Grill, Inc. *	1,071	53,764
DoorDash, Inc., Class A *	653	119,356
Flutter Entertainment plc (United Kingdom) *	435	96,485
Hilton Worldwide Holdings, Inc.	967	220,069
Las Vegas Sands Corp.	1,149	44,385
Planet Fitness, Inc., Class A *	1,044	100,872
		634,931
Household Durables — 1.1%
Garmin Ltd.	286	62,040
Somnigroup International, Inc. (a)	940	56,286
		118,326
Independent Power and Renewable Electricity Producers — 1.0%
Vistra Corp.	911	106,999
Insurance — 1.3%
Arthur J Gallagher & Co.	402	138,733
IT Services — 6.0%
Cloudflare, Inc., Class A *	966	108,864
Gartner, Inc. *	418	175,399
Globant SA *	250	29,429
GoDaddy, Inc., Class A *	320	57,587
MongoDB, Inc. *	375	65,837
Okta, Inc. *	689	72,449
Snowflake, Inc., Class A *	466	68,160
Twilio, Inc., Class A *	634	62,118
		639,843
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	575	67,201
IQVIA Holdings, Inc. *	286	50,468
Mettler-Toledo International, Inc. *	64	75,804
West Pharmaceutical Services, Inc.	181	40,513
		233,986
Machinery — 3.2%
Esab Corp.	903	105,169
Ingersoll Rand, Inc.	717	57,378
ITT, Inc.	811	104,758
Westinghouse Air Brake Technologies Corp.	425	77,039
		344,344
Media — 0.7%
Trade Desk, Inc. (The), Class A *	1,290	70,615
Oil, Gas & Consumable Fuels — 3.6%
Cheniere Energy, Inc.	700	161,967

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	782	100,301
Williams Cos., Inc. (The)	2,022	120,811
		383,079
Personal Care Products — 0.4%
elf Beauty, Inc. * (a)	683	42,913
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	447	46,760
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	601	78,549
Semiconductors & Semiconductor Equipment — 3.4%
Entegris, Inc.	751	65,703
Marvell Technology, Inc.	580	35,669
Monolithic Power Systems, Inc.	60	34,852
ON Semiconductor Corp. *	1,016	41,349
Onto Innovation, Inc. *	371	45,043
Rambus, Inc. *	1,030	53,330
Teradyne, Inc.	1,017	84,026
		359,972
Software — 14.7%
AppLovin Corp., Class A *	789	208,912
Atlassian Corp., Class A *	433	91,876
Confluent, Inc., Class A *	3,452	80,912
Coreweave, Inc., Class A *	575	21,310
Crowdstrike Holdings, Inc., Class A *	125	44,166
CyberArk Software Ltd. *	271	91,573
Datadog, Inc., Class A *	1,335	132,471
Gitlab, Inc., Class A *	720	33,815
HubSpot, Inc. *	335	191,348
Monday.com Ltd. *	256	62,354
Nutanix, Inc., Class A *	1,684	117,572
Palantir Technologies, Inc., Class A *	4,228	356,862
Rubrik, Inc., Class A *	581	35,443
Tyler Technologies, Inc. *	168	97,700
		1,566,314
Specialized REITs — 0.4%
Crown Castle, Inc.	440	45,913
Specialty Retail — 5.2%
AutoZone, Inc. *	30	114,719
Burlington Stores, Inc. *	568	135,414
Floor & Decor Holdings, Inc., Class A *	561	45,155
Tractor Supply Co.	2,939	161,926
Ulta Beauty, Inc. *	266	97,480
		554,694

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.7%
On Holding AG, Class A (Switzerland) *	1,623	71,297
Trading Companies & Distributors — 0.6%
Air Lease Corp.	1,328	64,138
Total Common Stocks (Cost $8,758,709)		10,410,964
Short-Term Investments — 3.5%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $242,744)	242,681	242,754
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $128,875)	128,875	128,875
Total Short-Term Investments (Cost $371,619)		371,629
Total Investments — 101.4% (Cost $9,130,328)		10,782,593
Liabilities in Excess of Other Assets — (1.4)%		(144,435)
NET ASSETS — 100.0%		10,638,158

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $118,374.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,782,593	$—	$—	$10,782,593

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$175,763	$2,407,791	$2,340,833	$28	$5	$242,754	242,681	$7,135	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	108,380	428,717	408,231	— (c)	9	128,875	128,875	954	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	12,884	74,443	87,327	—	—	—	—	57	—
Total	$297,027	$2,910,951	$2,836,391	$28	$14	$371,629		$8,146	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
(c)	Amount rounds to less than one thousand.